CAPITAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments [abstract]
CAPITAL RISK MANAGEMENT
24. SHAREHOLDERS' EQUITY

The Company is authorized to issue an unlimited number of common shares without par value.

(a)	SHARE CAPITAL

As at December 31, 2017, the Company had 210,944,884 common shares outstanding (December 31, 2016 - 203,031,934).

During the year ended December 31, 2017, the Company issued an aggregate of 4,505,393 common shares upon the conversion of the 7.5% debentures (see note 22).

During the year ended December 31, 2017, the Company issued an aggregate of 7,351,060 common shares upon the exercise of 5,739,722 stock options, 1,608,982 PSUs and 2,356 warrants.

On May 15, 2017, the TSX approved the Company’s Normal Course Issuer Bid ("NCIB") to purchase up to 15,186,571 common shares of the Company, representing 10% of the issued and outstanding common shares in the public float as of May 11, 2017. Repurchases of common shares pursuant to the NCIB are permitted from May 17, 2017 until May 16, 2018, or such earlier time as the NCIB is completed or terminated by the Company. During the year ended December 31, 2017, the Company purchased 5,443,400 shares for cancellation under the NCIB, for $60,143 (C$76,536). All common shares repurchased were legally cancelled and are recorded as a reduction of share capital in the Consolidated Statements of Changes in Equity.

On May 12, 2017, the Company issued 1,500,000 common shares to two First Nations as part of an Impact and Benefits Agreement ("IBA") (note 18).

On July 14, 2017 and October 16, 2017, the Company paid a quarterly dividend of C$0.01 per common share in the amounts of $1,623 (C$2,107) and $1,658 (C$2,076), respectively. On December 15, 2017, the Company declared a quarterly dividend of C$0.02 per common share that was paid on January 15, 2018 to shareholders of record as of the close of business on December 29, 2017. The Company accrued $3,372 (C$4,219) as at December 31, 2017 related to the declared dividend with the corresponding reduction in retained earnings.

In 2016, the Company raised gross proceeds of $16,740 (C$22,000) by issuing flow through common shares under two private placements (691,700 flow through common shares at a price of C$10.12 per common share issued in June 2016 and 1,047,340 flow-through common shares at a price of C$14.32 per common share issued in December 2016). The number of common shares issued are stated on a post-consolidation basis. The net proceeds of $16,679 (C$21,885) were recorded as share capital of $12,794 (C$16,748) and deferred premium liability of $3,885 (C$5,137); the deferred premium is recognized as other income as the Company incurs Canadian exploration eligible flow through expenditures (CEE). During the year ended December 31, 2017, $3,070 of amortized deferred premium was recognized in other income (December 31, 2016 - $897).

As at December 31, 2017, C$22,000 of CEE was spent in relation to the flow-through financings (C$6,484 to December 31, 2016).

Changes in the deferred premium liability as at December 31, 2017 and 2016 are as follows:

	Year ended December 31, 2017	Year ended December 31, 2016
Balance at beginning of year	$2,943	$—
Deferred premium liability on flow through share issuances	—	3,885
Recognition of deferred premium liability	(3,070)	(897)
Foreign currency translation	127	(45)
	$—	$2,943

(b)	RESERVES

(i)	Share based compensation plans

The Company has the following outstanding equity based awards:

Stock options

Pursuant to the terms of the Arrangement entered into between Old Kirkland Lake and Newmarket (note 7), the Newmarket stock option plan (the “Stock Option Plan”) superseded the Old Kirkland Lake stock option plans, however, awards outstanding under Old Kirkland Lake (the “Old Kirkland Stock Option Plan”) prior to November 30, 2016, continue to be governed by the terms of the Old Kirkland Stock Option Plan. The Stock Option Plan provides for the issuance of stock options to eligible participants to employees, directors, or officers of the Company and any of its subsidiaries or affiliates, consultants, and management employees. On May 4, 2017, shareholders of the Company approved certain amendments to the Stock Option Plan, including changing the Stock Option Plan to a “rolling plan”. Accordingly, the aggregate number of common shares to be reserved for issuance in satisfaction of stock options granted pursuant to the Stock Option Plan and all other security based compensation plans must not exceed 5.5% of the common shares issued and outstanding (on a non-diluted basis) at the time of granting any stock options. In accordance with the terms of the Stock Option Plan: (i) the exercise price of a stock option granted shall be determined by the Company's Board but in any event, shall not be less than the closing price of the common shares trading on the TSX on the date of grant; (ii) stock options shall have a maximum term of five years; and (iii) will generally be terminated ninety days after a participant ceases to be an officer, director, employee or consultant of the Company.

During the year ended December 31, 2017 the Company did not grant any stock options.

Changes in stock options during the years ended December 31, 2017 and 2016 were as follows:

	Year ended December 31, 2017		Year ended December 31, 2016
	Number of	Weighted average	Number of	Weighted average
	options	exercise price (C$)	options	exercise price (C$)
Opening Balance	7,514,307	$4.60	3,920,800	$5.85
Granted	—	—	30,000	5.31
Assumed on St Andrew acquisition	—	—	1,566,876	6.86
Assumed on Newmarket arrangement	—	—	4,625,161	3.52
Exercised	(5,739,722)	3.91	(2,173,306)	3.51
Expired	(235,269)	13.95	(448,224)	17.52
Forfeited	(40,001)	4.96	(7,000)	6.83
Stock options outstanding, end of year	1,499,315	5.80	7,514,307	4.60
Stock options exerciseable, end of year	1,332,460	$6.01	7,180,808	$4.73

The weighted average fair value of the share options granted under the Old Kirkland Lake Stock Option Plan during the year ended December 31, 2017 is C$nil per share (year ended December 31, 2016 – C$2.43). Options are valued using the Black-Scholes option pricing model. Where relevant, the expected life used in the model has been adjusted based on management’s best estimate of the effects of non-transferability, exercise restrictions and behavioral considerations. Expected volatility is based on the historical share price volatility the Company and the mining industry.

The fair value of options granted under the Old Kirkland Lake Plan during the year ending December 31, 2016 was estimated on the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

Year ended December 31, 2016
Weighted average exercise price per share	C$5.31
Risk-free interest rate	0.45%
Expected volatility	67%
Expected life	3.91 years
Expected dividend yield	0%
Expected forfeiture rate	5.45%
Weighted average per share grant date fair value	C$2.43

Options assumed with the business combinations in 2016 were valued at the date of acquisition using the Black-Scholes option pricing model with the following weighted average assumptions:

Assumed on the	St Andrew Acquisition	Newmarket Arrangement
Exercise price per share	C$6.86	C$3.52
Risk-free interest rate	0.72%	0.55%
Weighted average per share grant date fair value	1.86	4.06
Expected volatility	60%	40%
Expected life	3.98 years	0.50 years
Expected dividend yield	0%	0%
Expected forfeiture rate	0%	0%

Stock Options Exercised
The following table outlines share options exercised during the year ended December 31, 2017:

Grant price	Number of options exercised	Exercise dates	Weighted average closing share price at exercise date
$1.11 - $7.81	1,804,842	January 1, 2017 - March 31, 2017	$9.87
$0.86 - $7.81	2,791,059	April 1, 2017 - June 30, 2017	$10.13
$2.11 - $7.81	720,018	July 1, 2017 - September 30, 2017	$14.72
$2.91 - $15.11	423,803	October 1, 2017 - December 31, 2017	$17.39
	5,739,722		$11.16
For the year ended December 31, 2016:

Grant price	Number of options exercised	Exercise dates	Weighted average closing share price at exercise date
$2.99-$6.83	1,196,035	January 1, 2016 to March 31, 2016	$8.79
$2.99-$6.83	569,607	April 1, 2016 to June 30, 2016	$10.88
$2.99-$6.83	366,998	July 1, 2016 to September 30, 2016	$11.25
$3.16 - $5.81	40,666	October 1, 2016 to December 31, 2016	$9.13
	2,173,306		$9.76

Other equity based instruments

On January 1, 2017, the Board approved a long-term incentive plan (the “Long Term Incentive Plan” or “LTIP”) that provides for RSUs and PSUs (collectively, “Share Units”) that may be granted to employees, officers and eligible contractors of the Company and its affiliates. A director of the Company is not eligible to participate in the LTIP unless he or she is also an employee of the Company. On May 4, 2017, shareholders of the Company approved amendments to the LTIP to provide the Company with the ability, at the discretion of the Company's Board of Directors to issue common shares or cash or any combination thereof in satisfaction of the Company’s obligations under Share Units held by participants. The maximum number of common shares made available for issuance under the LTIP shall not exceed: (i) such number of common shares as would, when combined with all other common shares subject to grants under DSUs, RSUs and PSUs of the Company, be equal to 2% of the common shares then outstanding; and (ii) such number of common shares as would, when combined with all other common shares of the Company, be equal to 5.5% of the common shares outstanding from time to time.

The value of an RSU and PSU at the grant date is equal to the fair market value of a common share of the Company on that date. Unless otherwise determined by the Compensation Committee, no RSU or PSU shall vest later than three years after the date of grant.

Upon vesting of the PSUs, the number of shares the holder can receive ranges between 0% and 200% of the number of the PSUs granted, to be determined at the end of the performance period based on the performance of the Company's underlying shares.

Movements in the number of the PSUs and RSUs for the years ended December 31, 2017 and 2016 are as follows:

	Year ended December 31, 2017		Year ended December 31, 2016
	PSUs	RSUs	PSUs	RSUs
Balance, beginning of year	1,707,571	108,589	—	—
Granted	309,637	326,694	137,272	157,272
Assumed with the Newmarket arrangement	—	—	1,620,857	—
Cancelled	(61,041)	(66,041)	(16,767)	(26,767)
Redeemed	(1,613,961)	(4,979)	(33,791)	(21,916)
Balance, end of year	342,206	364,263	1,707,571	108,589

(ii)	Share based payment expense

The cost of share based payments is allocated to production costs (options granted to employees involved in the commercial operations at the mines and mill), general and administrative costs (options granted to directors and corporate employees) and transaction costs (expense related to the vesting of certain officers of the Company terminated upon completion of the Newmarket arrangement).

	Year ended December 31, 2017	Year ended December 31, 2016
RSU and PSU share based payment expense	$1,969	$367
RSU and PSU cash payments	65	106
Stock options share based payment expense	88	846
Equity based instruments share based payment expense	$2,122	$1,319
Cash settled instruments share based payment expense (note 21)	$2,222	$391
Total share based payment expense	$4,344	$1,710
The allocation of share based payment expense on the consolidated statement of operations and comprehensive income for the years ended December 31, 2017 and 2016 is as follows:

	Year ended December 31, 2017	Year ended December 31, 2016
General and administrative	$3,947	$1,230
Transaction costs	—	137
Production costs	397	343
Total share based payment expense	$4,344	$1,710

(iii)	Basic and diluted income per share
Basic and diluted income per share for the years ended December 31, 2017 and 2016 is calculated as shown in the table below. The diluted income per share for the years ended December 31, 2017 and 2016 includes the impact of certain outstanding options, PSUs and RSUs. The impact of the outstanding convertible debentures is not included in the calculation for the year ended December 31, 2016 as the impact would be anti-dilutive.

	Year ended December 31, 2017	Year ended December 31, 2016
Earnings from continuing operations	$157,330	$46,734
Loss from discontinued operations (note 6)	(24,904)	(4,627)
Net earnings	132,426	42,107
Weighted average basic number of common shares outstanding (in '000s)	207,436	121,172
Basic earnings per share from continuing operations	0.76	0.39
Basic loss per share from discontinued operations	($0.12)	($0.04)
Basic earnings per share	$0.64	$0.35
Weighted average diluted number of common shares outstanding (in '000s)	208,628	123,889
Diluted earnings per share from continuing operations	$0.75	$0.38
Diluted loss per share from discontinued operations	($0.12)	($0.04)
Diluted earnings per share	$0.63	$0.34

Weighted average diluted number of common shares for years ended December 31, 2017 and 2016 is calculated as follows:

	Year ended December 31, 2017	Year ended December 31, 2016
Weighted average basic number of common shares outstanding (in '000s)	207,436	121,172
In the money shares - share options (in '000s)	972	2,478
In the money shares - RSUs (in '000s)	220	239
Weighted average diluted number of common shares outstanding	208,628	123,889

The following items were excluded from the computation of weighted average shares outstanding for the year ended December 31, 2017 and 2016 as their effect would be anti-dilutive:

	Year ended December 31, 2017	Year ended December 31, 2016
Share options (in '000s)	527	5,036
RSUs and PSUs (in '000s)	486	1,577
Convertible debentures (in '000s)	—	8,503
27. CAPITAL RISK MANAGEMENT
The Company manages its capital structure and makes adjustments to it to effectively support the acquisition, operation, exploration and development of mineral properties. In the definition of capital, the Company includes, as disclosed on its consolidated statement of financial position: share capital, equity portion of convertible debentures, deficit, reserves and convertible debentures.

The Company’s capital at December 31, 2017 and 2016 is as follows:

As at December 31	2017	2016
Share capital	$951,184	$900,389
Equity portion of convertible debentures	—	15,674
Reserves	33,122	49,997
Accumulated other comprehensive income	36,078	(71,585)
Retained earnings	137,212	11,439
Liability portion of convertible debentures (note 22)	—	84,961
	$1,157,596	$990,875

The Company believes it has sufficient funds to finance its current operating, development and exploration expenditures. Longer term, the Company may pursue opportunities to raise additional capital through equity and/or debt markets as it progresses with its properties and projects. The Company will continue to assess new properties and seek to acquire an interest in additional properties if it feels there is sufficient geologic or economic potential and if it has adequate financial resources to do so.

Management reviews its capital management approach on an ongoing basis and believes that its approach, given the relative size of the Company, is reasonable.

Neither the Company nor its subsidiaries are subject to any other externally imposed capital requirements.